Leases - Lease liability maturity analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 629	£ 656
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	91	112
One to two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	70	86
Two to three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	60	66
Three to four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	58	57
Four to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	55	52
Later than five years and not later than ten years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	227	199
Greater than ten years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 68	£ 84